Intangible Assets, Net - Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Amortization Expense of Intangible Assets [Abstract]
2025	$ 352,855
2026	352,855
2027	352,855
2028	352,855
2029	352,855
Thereafter	411,326
Total	$ 2,175,601	$ 2,362,417